XXX Loan Number	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONINFORMATION	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
7100000010	XXXXX	XXX-00896	XX/XX/XXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Acknowledged by Client			2	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
7100000010	XXXXX	XXX-01245	XX/XX/XXXX	Credit	Transmittal Summary is Missing	Transmittal Summary is Missing		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
7100000010	XXXXX	XXX-03782	XX/XX/XXXX	Property	No Property Findings	No Property Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
7100000011	XXXXX	XXX-03602	XX/XX/XXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Home Improvement Renovation
7100000011	XXXXX	XXX-03603	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Home Improvement Renovation
7100000012	XXXXX	XXX-03602	XX/XX/XXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
7100000012	XXXXX	XXX-03603	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose